11. Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Components of convertible debentures

The following tables set forth the components of the Company’s, convertible debentures as of September 30, 2020, and December 31, 2019:

	September 30, 2020	December 31, 2020
Principal value of convertible notes	$2,495,000	$1,550,000
Note discount	(744,961)	(997,397)
Total convertible notes, net current	$1,750,039	$552,603

	December 31, 2019	December 31, 2018

Principal value of convertible notes	$1,550,000	$2,072,000
Note discount	(997,397)	–
Total convertible notes, net current	$552,603	$2,072,000

Assumptions used

As of September 30, 2020, derivative liabilities were valued using a probability-weighted average Black-Scholes-Merton pricing model with the following assumptions:

September 30, 2020
Exercise Price	0.30–0.41
Stock Price	$0.60
Risk-free interest rate	.19%
Expected volatility	352.70%
Expected life (in years)	1.00
Expected dividend yield	0%
Fair Value:	$1,748,237